Income Taxes (Details Narrative)	12 Months Ended
Dec. 31, 2025 USD ($)
Income Taxes
Non-capital loss carry-forward	$ 7,486,000
Non-capital loss carry-forward expiry, description	expire between 2028 to 2045 which may be carried forward to offset future years’ taxable income